Capital structure and financial items - Cash and cash equivalents, financial resources and free cash flow - Free cash flow (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Net cash generated from operating activities	kr 51,951	kr 46,782	kr 44,616
Net cash used in investing activities	(22,436)	(11,509)	(12,080)
Repayment on lease liabilities	(950)	(822)	0
Free cash flow	kr 28,565	kr 34,451	kr 32,536